SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - $ / shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Share Price	$ 0.57	$ 1.61
Risk free interest rate	3.40%	3.76%
Expected dividend	0.00%	0.00%
Expected volatility	108.75%	100.64%
Derivative warrant liability [member]
IfrsStatementLineItems [Line Items]
Share Price	$ 8.0143
Exercise Price	$ 8.1782
Risk free interest rate	3.57%
Expected dividend	0.00%
Expected volatility	80.00%
Early exercise threshold	$ 12.2673
Derivative warrant liability [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life	1 year 11 months 15 days
Derivative warrant liability [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life	4 years 5 months 12 days